Consolidated Statements of Operations and Comprehensive Loss - USD ($)		12 Months Ended
		Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Income Statement [Abstract]
Revenues, net		$ 7,521,447	$ 8,248,108	$ 7,991,103
Cost of revenues		(5,738,306)	(6,554,925)	(6,351,394)
Gross profit		1,783,141	1,693,183	1,639,709
Operating expenses:
Marketing expenses		(973,598)	(488,516)	(218,895)
Share-based compensation		(478,838)	(946,444)	(861,551)
General and administrative expenses		(6,756,606)	(7,162,954)	(6,973,526)
Total operating expenses		(8,209,042)	(8,597,914)	(8,053,972)
Loss from operations		(6,425,901)	(6,904,731)	(6,414,263)
Other income (expense):
Interest income		8,211	6,607	7,560
Interest income, related party		173,011
Interest expense		(163,014)	(409,884)	(290,745)
Share of loss from equity investment		(159,220)
Impairment on intangible assets		(906,305)
Impairment on investments		(100,444)
Impairment on goodwill		(1,118,038)
Other income		80,063	15,086	103,006
Total other expenses, net		(2,185,736)	(388,191)	(180,179)
Loss before income taxes		(8,611,637)	(7,292,922)	(6,594,442)
Income taxes expense
Net loss		(8,611,637)	(7,292,922)	(6,594,442)
Other comprehensive (loss) income
Foreign currency translation adjustment		(61,583)	(137,033)	259,131
Total comprehensive loss		$ (8,673,220)	$ (7,429,955)	$ (6,335,311)
Income (loss) per share - basic	[1]	$ (5.20)	$ (46.08)	$ (46.16)
Income (loss) per share - diluted	[1]	$ (5.20)	$ (46.08)	$ (46.16)
Weighted average number of ordinary shares outstanding - basic	[1],[2]	1,655,965	158,283	142,858
Weighted average number of ordinary shares outstanding - diluted	[1],[2]	1,655,965	158,283	142,858

[1]	The consolidated financial statements have been adjusted to reflect the 1-for-20 reverse share split effective January 13, 2026.
[2]	The consolidated financial statements have been adjusted to reflect the 1-for-20 reverse share split effective January 13, 2026.